Designated Accounting Hedges - Summary of Notional Amounts and Carrying Value of Our Hedging Related Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about hedges [line items]
Derivatives notional amount	$ 4,353,296
Carrying value Positive	1,566	$ 2,454
Carrying value Negative	$ 1,303	1,222
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives notional amount		210,019
Carrying value Positive		1,717
Carrying value Negative		907
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives notional amount		23,332
Carrying value Positive		419
Carrying value Negative		315
Net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Derivatives notional amount		5,712
Carrying value Positive		318
Carrying value Negative		0
Derivatives designated as hedging Instruments [member]
Disclosure of detailed information about hedges [line items]
Derivatives notional amount		239,063
Carrying value Positive		2,454
Carrying value Negative		$ 1,222